Note 23 - Liabilities under reinsurance and insurance contracts - Mathematical Reserves (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Matematical Reserves Line Items
INSURANCE OR REINSURANCE ASSETS		€ 421	€ 447	€ 511
Spain [Member] | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[1]	GRMF 80-2 GKM 80 / GKMF 95 PERMF 2000 PASEM
Average Technical Interest Type	[1]	0.26%-3.27%
Spain [Member] | Group Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[2]	PERMF 2000
Average Technical Interest Type	[2]	Depending on the related portfolio
Mexico [Member] | Individual Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[1]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual
Average Technical Interest Type	[1]	2.50%
Mexico [Member] | Group Insurance [Member]
Matematical Reserves Line Items
Mortality Table	[2]	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo
Average Technical Interest Type	[2]	5.50%

[1]	(1) Provides coverage in the case of one or more of the following events: death and disability.
[2]	(2) Insurance policies purchased by companies (other than Group BBVA entities) on behalf of their employees.